Share-Based Payment (Details) - Schedule of number of RSs and modification in employee RSs - Number of RSs [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment (Details) - Schedule of number of RSs and modification in employee RSs [Line Items]
Outstanding at beginning of year	104,519	145,896	139,706
Granted		30,000	69,725
End of restriction period	(52,538)	(58,328)	(18,643)
Forfeited	(2,420)	(13,049)	(44,892)
Outstanding at end of year	49,561	104,519	145,896
The weighted average remaining contractual life for the restricted share	3 years 4 months 24 days	4 years 4 months 20 days	2 years 9 months 10 days